Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 04, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Central Index Key	0000039311
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 300,922,717
Entity Common Stock, Shares Outstanding		21,361,594
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015